                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2009

If amended report check here:    [ ]

This Amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Skystone Advisors LLC
Name of Institutional Investment Manager

Two International Place, 18th Floor         Boston             MA          02110
Business Address (Street)                   (City)          (State)        (Zip)

13F File Number: 028-12366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Kerry Nelson                     Managing Member                  (617) 603-2081
   (Name)                            (Title)                          (Phone)

Signature, Place and Date of Signing:


/s/ Kerry Nelson
-------------------------------------
Kerry Nelson
Boston, MA
11/16/2009

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Confidential information has been omitted from this public Form 13F and has been filed separately with the SEC, along with a request for confidential treatment.

List of Other Included Managers:

No.:    Form 13F File Number:   Name:
----    ---------------------   -----
1       028-12374               Kerry Nelson

Form 13F Information Table Entry Total:        3

Form 13F Information Table Value Total:    7,264
                                         (x$1000)

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                              Skystone Advisors LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 9/30/09

Column 1                    Column 2   Column 3  Column 4         Column 5        Column 6   Column 7         Column 8
--------------------------  --------  ---------  --------   -------------------  ----------  --------  ---------------------
                                                                                                          VOTING AUTHORITY
                              TITLE                VALUE     SHARES/  SH/  PUT/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER              OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------------------  --------  ---------  --------   --------  ---  ----  ----------  --------  ---------------------
AMERICAN DENTAL PARTNERS    COM       025353103    4,100     292,826  SH           DEFINED       1     292,826
HARVARD BIOSCIENCE INC      COM       416906105    2,006     529,328  SH           DEFINED       1     529,328
SPORT SUPPLY GROUP INC DEL  COM       84916A104    1,158     113,657  SH           DEFINED       1     113,657